STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)						1 Months Ended						3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 16, 2021	May 01, 2021	Dec. 30, 2020	Mar. 07, 2020	Jan. 08, 2020	Nov. 30, 2021	Sep. 30, 2021	Mar. 10, 2021	Dec. 23, 2020	Apr. 30, 2020	Jul. 16, 2019	Mar. 23, 2021	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Nov. 23, 2020	Jul. 02, 2019	Jun. 24, 2019
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized														10,000,000	10,000,000
Unamortized debt discount			$ 133,608											$ 31,225,497	$ 0
Convertible notes and accrued interest										$ 330,000
Shares of preferred stock for services, value														166,855
Convertible notes														133,002	370,755
Convertible notes and accured interest														133,002	370,755
Preferred Stock, Discount on Shares															$ 20,973,776
Common stock, shares authorized (in Shares)														1,200,000,000	500,000,000
Common stock par value							$ 0.001						$ 0.001	$ 0.001	$ 0.001
Common stock to be issued														$ 8	$ 3,025
Accounts payable and accrued expenses														2,773,894	4,948,890
Additional paid in capital														$ 275,058,282	$ 284,420,948
Common stock, shares outstanding														3,331,916	1,661,431
Common stock, shares issued														3,331,916	1,661,431
Empire Acquisition [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock par value							$ 0.001						$ 0.001
Debt instrument face amount							$ 3,700,000						$ 3,700,000
Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized														6,000	6,000
Preferred stock, par value (in Dollars per share)														$ 0.001	$ 0.001
Preferred Stock, Shares Outstanding														0	0
Preferred stock, shares issued (in Shares)														0	0
Series B Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized														2,000	2,000
Preferred stock, par value (in Dollars per share)														$ 0.001	$ 0.001
Preferred Stock, Shares Outstanding														0	0
Preferred stock, shares issued (in Shares)														0	0
Series C Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized														1,000	1,000
Preferred stock, par value (in Dollars per share)														$ 0.001	$ 0.001
Preferred Stock, Shares Outstanding														0	1,000
Preferred stock, shares issued (in Shares)														0	1,000
Series C Preferred Stock [Member] | Chief Executive Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period	1,000
Series X Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized														100	100
Preferred stock, par value (in Dollars per share)														$ 0.0001	$ 0.0001
Preferred Stock, Shares Outstanding														0	16.05
Number of preferred stock redeemed						26.05
Preferred stock redeemed amount						$ 501,463
[custom:RedeemedDividend]						3,326,237
Preferred stock, shares issued (in Shares)														0	16.05
Series Y Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized															1,000
Preferred stock, par value (in Dollars per share)															$ 0.001
Preferred Stock, Shares Outstanding														0	654.781794
Preferred stock, shares issued (in Shares)														0	654.781794
Increased by convertible notes payable			5,775,767
Net of debt discount			60,971
Net gain on settlement			$ 60,971
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Derivative liabilities														$ 118,778
Aggregate of common stock issued (in Shares)														14,828
Derivative liabilities														$ 133,002
Debt instrument face amount														13,345
Loss on conversion														$ 880
Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized														10,000,000
Preferred stock, par value (in Dollars per share)														$ 0.001
Series Z agreement description													On September 30, 2021, the Company entered into a Series Z Preferred Stock Issuance Agreement with the Company’s Chief Executive Officer whereby the Company entered into a non–convertible note payable agreement for $1,000,000 in exchange for: (i) a $1,000,000 cash payment directly paid to the warrant holder; and (ii) the issuance of 250 Series Z Preferred Shares having a fair value of $6,530,867
Preferred Stock [Member] | Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized																	6,000
Preferred stock, par value (in Dollars per share)																	$ 0.001
Convertible shares of common stock																	$ 1,250
Per share price (in Dollars per share)																	$ 15.00
Preferred Stock [Member] | Series B Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized																		2,000
Preferred stock, par value (in Dollars per share)																		$ 0.001
Convertible shares of common stock																		$ 1,250
Per share price (in Dollars per share)																		$ 15.00
Preferred Stock [Member] | Series C Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized											1,000
Preferred stock, par value (in Dollars per share)											$ 0.001
Stock Issued During Period, Shares, Conversion of Convertible Securities											1,000
National exchange and other conditions											3,334
Shares of preferred stock for services, value
Convertible notes
Preferred Stock [Member] | Series X Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized																100
Preferred stock, par value (in Dollars per share)																$ 0.0001
Convertible shares of common stock																$ 20,000
Per share price (in Dollars per share)																$ 0.60
Preferred stock shares retired (in Shares)									16.05
Convertible debt principal amount									$ 321,000
Preferred stock description								From February 16 to March 10, 2021, the Company issued an aggregate of 10.00 shares of Series X Preferred Stock for aggregate proceeds of $200,000	Accordingly, during the year ended December 31, 2020, the Company recognized an aggregate beneficial conversion feature of $454,200 upon issuance of the Series X preferred shares with a $454,200 increase in Discount on preferred stock and a corresponding increase in additional paid-in capital. The preferred stock discount was amortized over 120 days commencing November 25, 2020 (the date of the initial issuance of the Series X preferred shares), which is the maximum amount of time the Company had to conduct a stockholder vote to increase the Company’s authorized shares. Amortization of the preferred stock discount of $46,448 was recognized as a deemed dividend for the year ended December 31, 2020. As of December 31, 2020, unamortized debt discount on Series X Preferred Stock was $407,752.
Aggregate beneficial conversion feature														2,852,500	454,200
Preferred shares increase in discount														2,852,500	454,200
Deemed dividend						35,881,134								3,260,252	46,448
Unamortized debt discount														0	407,752
Shares of preferred stock for services, value
Convertible notes
Redeemable Preferred Stock Dividends						$ 11,095,941
Preferred Stock [Member] | Series Y Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized			1,000
Preferred stock, par value (in Dollars per share)			$ 0.001
Convertible shares of common stock			$ 20,000
Per share price (in Dollars per share)			$ 0.60
Aggregate beneficial conversion feature															21,594,115
Preferred shares increase in discount														10,972,647	21,594,115
Unamortized debt discount														0	20,566,024
Preferred stock, shares issued (in Shares)			654.781794									4.82388
Proceeds form issuance of preferred stock			$ 13,095,636
Net of debt discount			133,608
Accrued interest		$ 1,185,200	$ 3,625,237									$ 77,205
Shares of common stock underlying the warrants (in Shares)			14,765,624,721
Convertible notes and accrued interest			$ 92,934,419
Derivative liabilities			72,892,563
Net gain on settlement		936,405	$ 162,132,350									3,917,734
Foregoing amounts (in Shares)			3.20716
Shares of preferred stock for services, value		33,000	$ 64,143									38,500
Convertible notes			$ 3,172
Amortization of debt discount														31,538,671	1,028,091
[custom:StatedValue-0]		1,218,200										$ 96,478
[custom:PreferredStockAndWarrantShares]												437,500
Convertible notes and accured interest		936,405										$ 2,502,223
Preferred Stock, Discount on Shares		$ 60.91
Debt Instrument, Convertible, Beneficial Conversion Feature														$ 10,972,647
Preferred Stock [Member] | Preferred Stock Series Z [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized							500						500
Preferred stock, par value (in Dollars per share)							$ 0.001						$ 0.001
Convertible shares of common stock							$ 20,000						$ 20,000
Common stock, shares authorized (in Shares)							500						500
Series preferred share (in Shares)							500						500
Convertible preferred stock in percentage							19.98%						19.98%
Preferred stock value													$ 1,000,000
Bearing Interest							8.00%						8.00%
Fair value amount													$ 3,000,000
Additional paid-in capital							$ 867,213						$ 867,213
Investor warrants description													On September 30, 2021, an investor owning warrants to purchase 520,834 common shares at $0.12 per share entered into an agreement to cancel the aforementioned warrants in exchange for: (i) a cash payment of $1,000,000 received directly from the Chief Executive Officer; and (ii) 250 Series Z Preferred Shares having a fair value of $6,530,867
Warrant to purchase price (in Shares)													520,834
Common shares per unit (in Dollars per share)													$ 0.12
Derivative liability													$ 5,750,067
Reduction in cash													1,000,000
Additional paid-in capital							$ 6,530,867						6,530,867
Debt equity value													$ 1,780,800
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Deemed dividend															95,838,488
Derivative Liability												$ 1,396,283
Additional paid in capital															$ 95,838,488
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities														14,828	241,228
Convertible debt principal amount															$ 92,964
Increased by convertible notes payable															882
Accrued interest															128
Derivative liabilities														$ 74,134,327
Net gain on settlement														74,134,327
Shares of preferred stock for services, value														7
Convertible notes														$ 15	$ 241
Common stock, shares authorized (in Shares)														1,200,000,000
Common stock par value														$ 0.001
Aggregate of common stock issued (in Shares)					123,867									3,355
Stockholder returned (in Shares)				230
Additional paid in capital				$ 1
Warrants to purchase shares of common stock (in Shares)														3,238,542	400
Common stock to be issued															$ 120
Decreased by additional paid in capital															5,880
Accounts payable and accrued expenses															$ 6,000
Aggregate of common stock issued (in Shares)															241,228
Fair value of the common shares issued															$ 370,755
Derivative liabilities														$ 166,855	$ 278,545
Conversion of Stock description															Accordingly, common stock was increased by the par value of the common shares issued of $241 and additional paid in capital was increased by $370,514
Investor of common stock issued (in Shares)														4,950
Aggregate common stock value per share (in Shares)														0.12
Common shares warrants cash payment (in Shares)														11,000
Common stock par value (in Dollars per share)														$ 5
Additional paid in capital														$ 10,995
Aggregate shares of common stock (in Shares)														7,252
Common Stock [Member] | Empire Acquisition [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Aggregate of common stock issued (in Shares)														1,650,000
Derivative liabilities														$ 18,414,000
Share expire														3,012,746
Additional Paid-in Capital [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares of preferred stock for services, value														$ 166,848
Convertible notes														$ 132,987	$ 370,514
Common stock par value (in Dollars per share)														$ 3,013